ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

February 28, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 97.1%

Communication Services — 13.0%
Alphabet, Cl A(A)	29,522	$5,027,006
AT&T(A)	734,523	20,133,275
Meta Platforms, Cl A(A)	17,035	11,382,787
Netflix*	6,067	5,949,058
Verizon Communications(A)	445,579	19,204,455
		61,696,581
Consumer Discretionary — 4.9%
Amazon.com(A)*	50,045	10,623,552
Booking Holdings	1,264	6,340,237
General Motors	124,051	6,094,626
		23,058,415
Consumer Staples — 26.6%
Altria Group(A)	561,742	31,373,291
Coca-Cola(A)	93,747	6,675,724
Colgate-Palmolive(A)	136,492	12,443,976
Costco Wholesale(A)	5,906	6,193,090
Kraft Heinz	405,798	12,462,057
PepsiCo(A)	118,606	18,202,463
Philip Morris International(A)	136,712	21,228,639
Procter & Gamble	35,205	6,120,037
Walmart(A)	119,367	11,770,780
		126,470,057
Energy — 6.5%
Chevron	79,582	12,623,297
ConocoPhillips	60,325	5,981,224
Exxon Mobil(A)	110,950	12,352,063
		30,956,584
Financials — 14.6%
American Express(A)	18,773	5,649,922
American International Group	81,274	6,740,866
Bank of New York Mellon	69,734	6,202,839
Capital One Financial(A)	29,567	5,929,662
Charles Schwab	71,810	5,711,049
JPMorgan Chase	22,249	5,888,198
Morgan Stanley	43,289	5,762,199
PayPal Holdings*	132,740	9,431,177
US Bancorp	253,449	11,886,758
Wells Fargo	76,019	5,953,808
		69,156,478
Health Care — 9.6%
Abbott Laboratories	46,236	6,381,031
AbbVie	62,477	13,059,567
Eli Lilly	7,327	6,745,456
Gilead Sciences(A)	60,386	6,902,724
Johnson & Johnson(A)	39,117	6,455,087
Pfizer	226,579	5,988,483
		45,532,348
Industrials — 8.9%
3M	39,613	6,144,768
Caterpillar(A)	16,433	5,652,130
Deere	12,719	6,115,168
General Electric(A)	29,102	6,023,532
Description	Shares	Fair Value

Industrials — continued
Lockheed Martin	13,045	$5,875,077
United Parcel Service, Cl B	106,752	12,706,691
		42,517,366
Information Technology — 6.4%
Apple(A)	26,055	6,301,141
Intuit	9,887	6,069,036
NVIDIA(A)	101,848	12,722,852
QUALCOMM(A)	34,896	5,484,605
		30,577,634
Real Estate — 1.3%
Simon Property Group‡(A)	34,259	6,375,257

Utilities — 5.3%
Duke Energy(A)	104,953	12,330,928
Southern	141,567	12,711,301
		25,042,229
Total Common Stock
(Cost $407,603,185)		461,382,949

EXCHANGE TRADED FUND — 2.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	150,692	13,821,470

Total Exchange Traded Fund
(Cost $13,784,844)		13,821,470

Total Investments - 100.0%
(Cost $421,388,029)		$475,204,419

WRITTEN OPTIONS — -0.8%
Total Written Options
(Premiums Received $5,918,998)		$(4,006,460)

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

February 28, 2025 (Unaudited) (Concluded)

A list of the Exchange Traded Option Contracts held by the Fund at February 28, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.8)%
Call Options
S&P 500 Index*	(378)	$225,080,100	$6,150	03/21/25	$(553,770)
S&P 500 Index*	(379)	225,675,550	6,050	04/17/25	(3,452,690)
TOTAL WRITTEN OPTIONS
(Premiums Received $5,918,998)					$(4,006,460)

Percentages are based on Net Assets of $475,113,708.

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been pledged as collateral on written options with a fair value of $96,766,538.

Cl — Class
ETF — Exchange Traded Fund
S&P— Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

MER-QH-001-1000

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 2.8%
AT&T	36,782	$1,008,195
Madison Square Garden Sports*	3,802	774,429
New York Times, Cl A	14,548	699,613
TKO Group Holdings, Cl A*	6,670	1,004,769
T-Mobile US	3,988	1,075,524
Verizon Communications	18,741	807,737
		5,370,267
Consumer Discretionary — 6.6%
Adtalem Global Education*	11,047	1,130,219
Aramark	21,028	779,087
Capri Holdings*	22,182	487,560
Grand Canyon Education*	5,605	1,007,891
H&R Block	12,255	668,020
Monarch Casino & Resort	10,248	938,512
Murphy USA	1,512	709,491
Ollie's Bargain Outlet Holdings*	8,828	913,786
O'Reilly Automotive*	684	939,570
Perdoceo Education	36,162	925,747
Strategic Education	8,359	673,151
Stride*	9,694	1,326,139
Sturm Ruger	18,792	741,532
Texas Roadhouse, Cl A	4,761	876,453
Wendy's	45,394	703,607
		12,820,765
Consumer Staples — 17.0%
Altria Group	14,357	801,838
BellRing Brands*	13,672	1,001,884
BJ's Wholesale Club Holdings*	10,034	1,016,043
Boston Beer, Cl A*	2,708	660,129
Bunge Global	7,828	580,759
Cal-Maine Foods	11,177	1,010,289
Casey's General Stores	2,061	853,687
Church & Dwight	7,332	815,319
Coca-Cola	10,838	771,774
Coca-Cola Consolidated	569	806,341
Colgate-Palmolive	7,149	651,774
Conagra Brands	23,560	601,722
Edgewell Personal Care	20,227	636,544
Flowers Foods	32,907	616,677
Fresh Del Monte Produce	26,432	805,912
General Mills	10,269	622,507
Hershey	3,861	666,833
Hormel Foods	23,675	677,815
Ingredion	5,703	744,869
J & J Snack Foods	4,648	610,933
John B Sanfilippo & Son	8,087	571,508
Kellanova	9,626	797,995
Keurig Dr Pepper	20,926	701,440
Kimberly-Clark	5,239	743,990
Kraft Heinz	21,523	660,971
Kroger	14,749	956,030
Lancaster Colony	4,338	829,230
Description	Shares	Fair Value

Consumer Staples — continued
McCormick	9,296	$767,943
Mondelez International, Cl A	10,237	657,523
National Beverage	17,118	681,810
PepsiCo	4,344	666,674
Philip Morris International	6,129	951,711
Pilgrim's Pride*	17,027	926,099
Post Holdings*	6,642	753,933
Procter & Gamble	4,385	762,289
Simply Good Foods*	23,614	891,429
SpartanNash	34,920	705,035
Sprouts Farmers Market*	7,799	1,157,371
Tootsie Roll Industries	24,437	757,303
TreeHouse Foods*	18,389	578,886
Universal	14,754	790,962
Walmart	10,057	991,721
WD-40	2,944	702,497
		32,957,999
Energy — 4.5%
Antero Midstream	53,969	914,775
Chesapeake Energy	10,881	1,075,913
Chevron	5,562	882,244
Chord Energy	5,737	655,739
ConocoPhillips	7,265	720,325
CVR Energy	33,387	614,989
Dorian LPG	21,504	437,821
DT Midstream	10,261	985,979
EOG Resources	6,402	812,670
Exxon Mobil	6,839	761,386
Magnolia Oil & Gas, Cl A	32,724	766,069
		8,627,910
Financials — 18.2%
Aflac	7,072	774,172
Allstate	4,155	827,468
Ambac Financial Group*	71,550	694,750
American Financial Group	5,749	725,984
AMERISAFE	15,894	817,905
Arch Capital Group	6,979	648,419
Arthur J Gallagher	2,610	881,501
Assured Guaranty	9,889	863,606
BGC Group, Cl A	81,278	804,652
Cboe Global Markets	3,640	767,312
Chubb	2,680	765,086
CME Group, Cl A	3,495	886,926
Donnelley Financial Solutions*	11,920	590,875
Employers Holdings	16,223	840,351
Erie Indemnity, Cl A	1,517	649,382
EZCORP, Cl A*	66,895	920,475
Federated Hermes, Cl B	22,912	887,840
FirstCash Holdings	6,496	729,371
Hanover Insurance Group	5,298	903,468
HCI Group	7,842	1,032,478
Horace Mann Educators	22,079	934,604
Kinsale Capital Group	1,668	720,326
Marsh & McLennan	3,377	803,186
Mercury General	12,434	670,565
Morningstar	2,525	792,143

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

Financials — continued
Old Republic International	22,062	$849,608
Palomar Holdings*	8,159	1,049,737
Primerica	3,013	873,770
Progressive	3,098	873,636
Reinsurance Group of America, Cl A	3,623	734,346
RenaissanceRe Holdings	2,977	707,395
RLI	10,188	775,205
Ryan Specialty Holdings, Cl A	12,114	847,859
Safety Insurance Group	9,226	702,468
Selective Insurance Group	8,637	743,171
SiriusPoint*	54,387	834,296
Travelers	3,287	849,657
United Fire Group	38,430	1,078,730
Unum Group	14,245	1,172,221
Virtu Financial, Cl A	24,779	905,920
Western Union	63,478	687,467
Willis Towers Watson PLC	2,649	899,733
WR Berkley	13,135	828,556
		35,346,620
Health Care — 16.9%
Abbott Laboratories	6,770	934,328
AbbVie	3,980	831,939
Addus HomeCare*	6,103	584,484
Alkermes PLC*	28,712	985,683
Amedisys*	7,937	730,204
ANI Pharmaceuticals*	12,738	788,355
BioMarin Pharmaceutical*	9,172	652,680
Cardinal Health	6,902	893,671
Centene*	10,882	632,897
Chemed	1,341	805,673
Cigna Group	2,172	670,822
Collegium Pharmaceutical*	20,739	602,468
Dynavax Technologies*	69,928	964,307
Elevance Health	1,423	564,760
Encompass Health	8,410	842,178
Ensign Group	5,169	667,576
Exelixis*	30,670	1,186,622
Gilead Sciences	9,796	1,119,781
HealthEquity*	10,107	1,109,344
HealthStream	27,218	919,152
Hologic*	9,449	598,972
Incyte*	12,592	925,512
Innoviva*	40,447	724,810
Integer Holdings*	5,974	735,997
Jazz Pharmaceuticals PLC*	7,194	1,032,555
Johnson & Johnson	4,691	774,109
Masimo*	6,915	1,305,344
McKesson	1,523	975,116
Merck	6,543	603,592
Merit Medical Systems*	7,982	814,483
Molina Healthcare*	2,348	707,030
National HealthCare	5,972	556,411
Neurocrine Biosciences*	6,411	761,114
Patterson	37,257	1,160,183
Premier, Cl A	37,727	685,877
Prestige Consumer Healthcare*	10,375	879,281
Description	Shares	Fair Value

Health Care — continued
Quest Diagnostics	5,033	$870,206
Supernus Pharmaceuticals*	22,791	730,679
United Therapeutics*	2,219	710,191
UnitedHealth Group	1,288	611,749
		32,650,135
Industrials — 9.8%
AeroVironment*	4,296	642,768
Brady, Cl A	10,677	773,762
BWX Technologies	8,048	836,751
CACI International, Cl A*	1,651	552,837
CoreCivic*	59,052	1,107,816
Curtiss-Wright	2,614	840,819
FTI Consulting*	3,537	585,727
KBR	12,430	609,443
Kelly Services, Cl A	38,538	519,107
L3Harris Technologies	3,385	697,682
Liquidity Services*	36,573	1,224,464
Lockheed Martin	1,352	608,900
MSA Safety	4,589	751,219
National Presto Industries	10,425	1,060,639
Northrop Grumman	1,493	689,378
RB Global	9,319	954,079
Republic Services, Cl A	3,794	899,254
Robert Half	12,698	750,325
RTX	6,512	866,031
Schneider National, Cl B	28,927	763,094
Verisk Analytics, Cl A	2,827	839,365
Verra Mobility, Cl A*	29,515	675,598
Waste Management	3,761	875,486
Woodward	4,828	912,468
		19,037,012
Information Technology — 4.2%
A10 Networks	58,125	1,208,419
Box, Cl A*	23,791	777,966
Dolby Laboratories, Cl A	11,258	918,765
Dropbox, Cl A*	33,387	867,394
Dynatrace*	15,363	879,532
Juniper Networks	20,076	726,751
LiveRamp Holdings*	30,948	924,726
Manhattan Associates*	3,075	543,906
N-able*	61,559	617,437
Progress Software	13,369	730,482
		8,195,378
Materials — 2.1%
AptarGroup	5,050	741,087
Clearwater Paper*	25,237	659,948
Crown Holdings	8,436	756,119
NewMarket	1,440	820,958
United States Steel	24,662	991,906
		3,970,018
Real Estate — 5.0%
Agree Realty‡	10,271	758,000
American Homes 4 Rent, Cl A‡	19,572	724,360
American Tower, Cl A‡	3,265	671,349
Equity LifeStyle Properties‡	10,437	715,769

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value

Real Estate — continued
Essential Properties Realty Trust‡	24,040	$786,589
Four Corners Property Trust‡	26,441	760,179
Gaming and Leisure Properties‡	14,963	750,395
Getty Realty‡	24,364	765,030
LTC Properties‡	21,028	733,667
NNN REIT‡	16,002	679,285
Omega Healthcare Investors‡	19,448	716,464
Phillips Edison‡	20,797	773,648
WP Carey‡	12,536	804,936
		9,639,671
Utilities — 12.6%
ALLETE	12,140	797,476
Ameren	9,267	941,156
American Electric Power	7,556	801,314
American States Water	9,514	728,202
Atmos Energy	5,897	897,111
Avista	20,071	802,238
California Water Service Group	14,211	645,890
Chesapeake Utilities	6,518	827,330
CMS Energy	11,331	827,730
Consolidated Edison	7,459	757,238
DTE Energy	6,251	835,759
Duke Energy	6,608	776,374
Entergy	12,652	1,104,646
Essential Utilities	19,840	753,523
Evergy	12,900	888,939
FirstEnergy	17,443	676,265
MGE Energy	8,915	818,219
National Fuel Gas	13,077	983,390
New Jersey Resources	16,751	810,413
Northwest Natural Holding	19,657	803,578
Northwestern Energy Group	14,228	795,772
OGE Energy	19,467	900,933
Pinnacle West Capital	8,781	812,594
PPL	24,047	846,695
Sempra	9,392	672,185
SJW Group	13,088	689,345
Southern	8,712	782,250
Unitil	13,233	742,371
WEC Energy Group	8,229	877,952
Xcel Energy	12,256	883,658
		24,480,546

Total Common Stock
(Cost $169,289,116)		193,096,321

Total Investments - 99.7%
(Cost $169,289,116)		$193,096,321

Percentages are based on Net Assets of $193,717,895.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MER-QH-001-1000

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

February 28, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.8%

Communication Services — 13.3%
Alphabet, Cl A	20,537	$3,497,041
AT&T	511,053	14,007,963
Meta Platforms, Cl A	11,850	7,918,170
Netflix*	4,220	4,137,963
Verizon Communications	310,015	13,361,646
		42,922,783
Consumer Discretionary — 5.0%
Amazon.com*	34,819	7,391,377
Booking Holdings	880	4,414,089
General Motors	86,310	4,240,410
		16,045,876
Consumer Staples — 27.4%
Altria Group	390,848	21,828,861
Coca-Cola	65,225	4,644,672
Colgate-Palmolive	94,970	8,658,415
Costco Wholesale	4,109	4,308,739
Kraft Heinz	282,349	8,670,938
PepsiCo	82,521	12,664,498
Philip Morris International	95,120	14,770,233
Procter & Gamble	24,493	4,257,863
Walmart	83,053	8,189,856
		87,994,075
Energy — 6.7%
Chevron	55,372	8,783,107
ConocoPhillips	41,969	4,161,226
Exxon Mobil	77,195	8,594,119
		21,538,452
Financials — 15.0%
American Express	13,061	3,930,839
American International Group	56,546	4,689,925
Bank of New York Mellon	48,521	4,315,943
Capital One Financial	20,568	4,124,912
Charles Schwab	49,962	3,973,478
JPMorgan Chase	15,480	4,096,782
Morgan Stanley	30,118	4,009,007
PayPal Holdings*	92,358	6,562,036
US Bancorp	176,347	8,270,674
Wells Fargo	52,891	4,142,423
		48,116,019
Health Care — 9.8%
Abbott Laboratories	32,166	4,439,230
AbbVie	43,471	9,086,743
Eli Lilly	5,094	4,689,689
Gilead Sciences	42,015	4,802,735
Johnson & Johnson	27,215	4,491,019
Pfizer	157,643	4,166,505
		31,675,921
Industrials — 9.2%
3M	27,559	4,274,952
Caterpillar	11,433	3,932,381
Deere	8,847	4,253,549
General Electric	20,246	4,190,517
Description	Shares	Fair Value

Industrials — continued
Lockheed Martin	9,074	$4,086,657
United Parcel Service, Cl B	74,279	8,841,429
		29,579,485
Information Technology — 6.6%
Apple	18,124	4,383,108
Intuit	6,879	4,222,606
NVIDIA	70,864	8,852,331
QUALCOMM	24,277	3,815,616
		21,273,661
Real Estate — 1.4%
Simon Property Group‡	23,832	4,434,897
Utilities — 5.4%
Duke Energy	73,024	8,579,590
Southern	98,500	8,844,315
		17,423,905

Total Common Stock
(Cost $285,284,372)		321,005,074

Total Investments - 99.8%
(Cost $285,284,372)		$321,005,074

Percentages are based on Net Assets of $321,758,130

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

Cl — Class

MER-QH-001-1000

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

February 28, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.8%

Communication Services — 1.1%
Madison Square Garden Sports*	5,163	$1,051,652
Consumer Discretionary — 12.4%
Adtalem Global Education*	14,656	1,499,455
Buckle	25,132	1,006,537
G-III Apparel Group*	34,576	935,972
Golden Entertainment	32,631	1,014,498
M*	6,759	791,682
Movado Group	54,813	1,058,439
Perdoceo Education	97,397	2,493,363
Stride*	12,991	1,777,169
Sturm Ruger	25,612	1,010,649
		11,587,764
Consumer Staples — 12.1%
Andersons	21,501	919,813
Cal-Maine Foods	30,858	2,789,255
Fresh Del Monte Produce	35,412	1,079,712
J & J Snack Foods	6,302	828,335
John B Sanfilippo & Son	11,090	783,730
National Beverage	23,547	937,877
Simply Good Foods*	31,398	1,185,274
SpartanNash	47,754	964,153
Tootsie Roll Industries	33,877	1,049,848
TreeHouse Foods*	25,054	788,700
		11,326,697
Energy — 10.0%
CONSOL Energy	11,328	841,104
CVR Energy	46,494	856,419
Dorian LPG	29,565	601,943
Helmerich & Payne	34,449	913,243
Liberty Energy, Cl A	54,703	944,721
ProPetro Holding*	143,327	1,209,680
REX American Resources*	24,846	959,553
RPC	178,736	997,347
SM Energy	25,486	833,647
World Kinect	37,587	1,125,355
		9,283,012
Financials — 26.9%
Ambac Financial Group*	97,536	947,075
AMERISAFE	21,560	1,109,478
Assured Guaranty	26,913	2,350,312
Axos Financial*	16,031	1,070,871
Bread Financial Holdings	18,619	1,005,426
Customers Bancorp*	21,639	1,168,506
Employers Holdings	22,006	1,139,911
Enova International*	13,064	1,350,034
EZCORP, Cl A*	88,987	1,224,461
HCI Group	21,322	2,807,254
Horace Mann Educators	29,738	1,258,810
Mercury General	16,708	901,062
PennyMac Mortgage Investment Trust‡	75,938	1,112,492
Preferred Bank	13,245	1,175,494

Description	Shares	Fair Value

Financials — continued
Radian Group	29,898	$983,943
Safety Insurance Group	12,520	953,273
SiriusPoint*	72,997	1,119,774
Virtu Financial, Cl A	33,594	1,228,196
Virtus Investment Partners	5,232	982,413
World Acceptance*	9,103	1,227,448
		25,116,233
Health Care — 11.8%
Collegium Pharmaceutical*	56,414	1,638,827
Dynavax Technologies*	97,358	1,342,567
Ensign Group	6,963	899,272
HealthStream	36,374	1,228,350
Innoviva*	109,339	1,959,355
Merit Medical Systems*	10,844	1,106,521
Organon	49,454	737,359
Premier, Cl A	51,624	938,524
Prestige Consumer Healthcare*	14,067	1,192,178
		11,042,953
Industrials — 7.1%
Brady, Cl A	14,707	1,065,816
DNOW*	86,938	1,389,269
Heidrick & Struggles International	28,805	1,180,717
Masterbrand*	66,311	927,691
National Presto Industries	14,164	1,441,045
Wabash National	55,915	654,765
		6,659,303
Information Technology — 9.1%
A10 Networks	78,533	1,632,701
Box, Cl A*	32,261	1,054,935
DXC Technology*	50,015	918,775
LiveRamp Holdings*	41,213	1,231,444
N-able*	84,035	842,871
Photronics*	46,164	962,058
Progress Software	18,309	1,000,404
ScanSource*	22,085	808,532
		8,451,720
Materials — 4.8%
Alpha Metallurgical Resources*	5,187	713,316
Clearwater Paper*	34,825	910,674
Metallus*	68,816	993,703
Olympic Steel	27,930	927,835
Warrior Met Coal	19,667	946,769
		4,492,297
Real Estate — 2.2%
Getty Realty‡	33,322	1,046,311
LTC Properties‡	28,756	1,003,297
		2,049,608
Utilities — 2.3%
American States Water	12,993	994,484

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

February 28, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value

Utilities — continued
MGE Energy	12,124	$1,112,741
		2,107,225

Total Common Stock
(Cost $89,966,011)		93,168,464

Total Investments - 99.8%
(Cost $89,966,011)		$93,168,464

Percentages are based on Net Assets of $93,335,336

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

Cl — Class

MER-QH-001-1000

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

February 28, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.7%

Communication Services — 11.9%
Alphabet, Cl A	15,906	$2,708,474
Meta Platforms, Cl A	4,679	3,126,508
Pinterest, Cl A*	13,723	507,476
Yelp, Cl A*	1,281	43,951
		6,386,409
Consumer Discretionary — 5.7%
Crocs*	1,194	118,886
Deckers Outdoor*	2,899	404,005
Grand Canyon Education*	577	103,756
H&R Block	2,727	148,649
Steven Madden	1,354	44,398
Stride*	832	113,818
TJX	16,253	2,027,724
United Parks & Resorts*	620	31,310
YETI Holdings*	1,711	60,980
		3,053,526
Consumer Staples — 5.6%
Cal-Maine Foods	846	76,470
Lancaster Colony	378	72,257
Procter & Gamble	11,967	2,080,343
Sysco	9,665	730,094
WD-40	272	64,905
		3,024,069
Energy — 3.5%
Cheniere Energy	4,375	999,950
Gulfport Energy*	243	41,261
Kinetik Holdings, Cl A	1,982	115,630
Liberty Energy, Cl A	3,060	52,846
Magnolia Oil & Gas, Cl A	4,119	96,426
Texas Pacific Land	383	546,905
		1,853,018
Financials — 16.1%
Apollo Global Management	8,110	1,210,580
Mastercard, Cl A	4,361	2,513,288
Progressive	7,684	2,166,888
Visa, Cl A	7,457	2,704,728
		8,595,484
Health Care — 12.1%
Alkermes PLC*	3,228	110,817
Catalyst Pharmaceuticals*	2,238	51,228
Chemed	290	174,232
CONMED	617	36,508
CorVel*	556	61,310
Exelixis*	5,299	205,018
Halozyme Therapeutics*	2,508	148,348
IDEXX Laboratories*	1,524	666,156
Incyte*	3,114	228,879
Inspire Medical Systems*	524	97,249
Intuitive Surgical*	3,956	2,267,381
Lantheus Holdings*	1,413	132,568
Medpace Holdings*	517	169,224
Neurocrine Biosciences*	1,995	236,847
Progyny*	1,525	34,358

Description	Shares	Fair Value

Health Care — continued
Protagonist Therapeutics*	1,073	$40,334
Regeneron Pharmaceuticals	1,685	1,177,377
Veeva Systems, Cl A*	2,784	624,006
		6,461,840
Industrials — 15.1%
AAON	1,309	100,531
Cintas	6,456	1,339,620
Copart*	17,306	948,369
CSW Industrials	274	83,869
Enerpac Tool Group, Cl A	1,057	48,907
Expeditors International of Washington	2,769	324,970
Fastenal	10,747	813,870
Franklin Electric	776	79,268
Illinois Tool Works	5,475	1,445,291
Mueller Industries	2,168	173,830
Old Dominion Freight Line	3,708	654,462
Paychex	6,143	931,709
Rollins	5,703	298,780
WW Grainger	838	855,774
		8,099,250
Information Technology — 29.7%
Adobe*	3,703	1,623,988
Agilysys*	523	42,358
Appfolio, Cl A*	672	144,144
Apple	10,742	2,597,845
Arista Networks*	19,044	1,772,044
Autodesk*	4,164	1,141,810
Badger Meter	564	118,626
Clearwater Analytics Holdings, Cl A*	5,176	160,974
CommVault Systems*	846	144,294
Datadog, Cl A*	6,253	728,787
DocuSign, Cl A*	4,297	357,381
Dynatrace*	5,522	316,134
Fortinet*	12,374	1,336,516
Manhattan Associates*	1,157	204,650
Microsoft	5,708	2,266,019
Napco Security Technologies	683	16,775
NVIDIA	21,874	2,732,500
Qualys*	709	93,205
SPS Commerce*	729	97,103
		15,895,153

Total Common Stock
(Cost $45,020,989)		53,368,749

Total Investments - 99.7%
(Cost $45,020,989)		$53,368,749

Percentages are based on Net Assets of $53,538,414.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

February 28, 2025 (Unaudited) (Concluded)

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class
PLC — Public Limited Company

MER-QH-001-1000